Net Finance (Expense) Income - Schedule of Net Finance (Expense) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Finance (Expense) Income [Abstract]
Net fair value gain of warrant liabilities	$ 2,072	$ 7,877	$ 12,195
Net fair value gain of shares held in escrow	12,646	11,187	61,795
Interest income	204	660	97
Finance income	14,922	19,724	74,087
Banking expenses	(1,163)	(1,315)	(781)
Bank fees	(663)	(2,812)	(8,498)
Other financial expenses	(1,213)	(868)	(1,033)
Interest expense	(42,484)	(40,852)	(25,849)
Finance expense	(45,523)	(45,847)	(36,161)
Net finance (expense) income	$ (30,601)	$ (26,123)	$ 37,926